REVENUE - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 3,681	$ 2,663	$ 7,092	$ 5,346
Customer Concentration Risk | Partnership's Sales Revenue, Net
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer			1
Revenues	$ 385	$ 341	$ 764	$ 668
Customer Concentration Risk | Partnership's Sales Revenue, Net | Bottom of range
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%